OTHER ASSETS -THIRD PARTIES (Tables)	9 Months Ended
Sep. 30, 2020
OTHER ASSETS - THIRD PARTIES
Schedule of Other Assets

	2019	2020
	December 31	September 30
	RMB	RMB
Prepayments for purchase of property, plant and equipment	560,182,033	441,181,129
Refund receivable of U.S. countervailing duties and anti-dumping duties	427,796,666	432,401,793
Deferred losses related to sale-leaseback transactions before January 1, 2019 (Note 20)	183,566,444	118,695,203
Deposit for rent and others	170,335,718	83,636,701
Prepayment for warranty insurance premium	111,611,828	105,887,542
Prepayment of income tax attributable to intercompany transactions	13,199,456	19,004,283
Less: Allowance for credit losses	—	(2,510,333)
Total	1,466,692,145	1,198,296,318

Summary of activity in allowance for credit losses related to deposits

For the nine months ended September 30
2020
RMB
At beginning of period	—
Impact of adopting ASC Topic 326	5,065,000
Reversal	(2,554,667)
At end of period	2,510,333